Leases - Summary of Information Related To Operating Leases (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Leases
Operating lease ROU assets	¥ 13,990	$ 1,970	¥ 25,116
Operating lease liabilities-non-current	(3,936)	(554)	(8,195)
Operating lease liabilities-current	(10,351)	$ (1,458)	(18,372)
Total operating lease liabilities	¥ (14,287)		¥ (26,567)
Weighted average remaining lease term	1 year 6 months	1 year 6 months	1 year 8 months 12 days
Weighted average discount rate	5.70%	5.70%	6.30%